S-K 1603(b) Conflicts of Interest	Feb. 24, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Sponsor and Spring Valley management may have a conflict of interest with respect to evaluating a business combination and financing arrangements as Spring Valley may obtain loans from Sponsor or an affiliate of Sponsor or any of Spring Valley management to finance transaction costs in connection with the initial business combination
Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
●	Sponsor and Spring Valley management may have a conflict of interest with respect to evaluating a business combination and financing arrangements as Spring Valley may obtain loans from Sponsor or an affiliate of Sponsor or any of Spring Valley management to finance transaction costs in connection with the initial business combination;